SUPPLEMENT DATED AUGUST 29, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS P SHARES DATED AUGUST 1, 2013

This supplement revises the Pacific Life Funds Class P Shares prospectus dated August 1, 2013 (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement that apply to the PL Mid-Cap Growth Fund will be effective November 1, 2013. All other changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

Disclosure Changes to the Fund Summaries section

PL Inflation Managed Fund – The following is added to the Principal Risks subsection:

■	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

PL Managed Bond Fund – The following is added to the Principal Risks subsection:

■	Convertible Securities Risk: Convertible securities are generally subject to the risks of stocks when the underlying stock price is high relative to the conversion price (because the conversion feature is more valuable) and debt securities when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). Convertible securities are also generally subject to credit risk, as they tend to be of lower credit quality, and interest rate risk. A convertible security’s value also tends to increase and decrease with the underlying stock and typically has less potential for gain or loss than the underlying stock.

■	Inflation-Indexed Debt Securities Risk: The principal values of inflation-indexed debt securities tend to increase when inflation rises and decrease when inflation falls.

PL Mid-Cap Growth Fund – The Annual Fund Operating Expenses table and Examples table in the Fees and Expenses of the Fund subsection will be replaced with the following:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)

Class P
Management Fee	0.70%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.00%
Less Fee Waiver and Expense Reimbursement[2]	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.80%

[1]	The expense information has been restated to reflect current fees.
[2]	The investment adviser has contractually agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2015, and 0.30% from 8/1/2015 through 7/31/2022. The agreement will terminate: (i) if the investment advisory agreement is terminated, or (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser. The investment adviser may recoup amounts reimbursed in future periods, not to exceed 3 years from the end of the fiscal year in which the reimbursement took place, provided that the recoupment would not cause the Fund to exceed the expense cap. The investment adviser has contractually agreed to waive 0.05% of its management fee through July 31, 2015. The agreement will terminate: (i) if the investment advisory agreement is terminated, (ii) upon approval of the Board of Trustees and prior written notice to the investment adviser, or (iii) if the sub-advisory agreement with Ivy Investment Management Company is terminated.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period

Class P
1 year	$82
3 years	$298
5 years	$533
10 years	$1,206

In the Principal Investment Strategies subsection, the second, third, and fourth paragraphs will be replaced with the following:

In selecting securities for the Fund, the sub-adviser primarily emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain growth; stable and consistent revenue, earnings, and cash flow; market potential; and profit potential.

Generally, in determining whether to sell a security, the sub-adviser considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The sub-adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive opportunities or to raise cash.

Also, the Currency, Emerging Markets, and Foreign Markets Risks will be deleted from the Principal Risks subsection.